Shareholder Report, Holdings (Details) - Fidelity SAI Municipal Money Market Fund	Sep. 30, 2024
EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	99.70%
AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	100.00%